Eaton Vance
Tax-Managed Equity Asset Allocation Fund
January 31, 2025 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing directly in securities, affiliated investment Funds and in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2025, the Fund owned 5.1% of Tax-Managed Growth Portfolio's outstanding interests, 45.3% of Tax-Managed Multi-Cap Growth Portfolio's outstanding interests, 35.2% of Tax-Managed Small-Cap Portfolio's outstanding interests and 20.3% of Tax-Managed Value Portfolio's outstanding interests. The Fund's Portfolio of Investments at January 31, 2025 is set forth below.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
January 31, 2025
Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios — 91.3%
Description	Value
Tax-Managed Growth Portfolio (identified cost, $83,772,867)	$316,237,011
Tax-Managed Multi-Cap Growth Portfolio (identified cost, $38,643,828)	133,011,174
Tax-Managed Small-Cap Portfolio (identified cost, $58,929,132)	76,272,885
Tax-Managed Value Portfolio (identified cost, $122,967,340)	213,807,041
Total Investments in Affiliated Portfolios (identified cost $304,313,167)	$739,328,111

Investments in Affiliated Investment Funds — 5.2%
Security	Shares	Value
Equity Funds — 5.2%
Eaton Vance Global Equity Income Fund, Class I (identified cost, $41,180,657)	2,425,400	$ 41,886,652
Total Investments in Affiliated Investment Funds (identified cost $41,180,657)		$ 41,886,652

Debt Obligations — 3.1%(1)
Security	Principal Amount (000's omitted)	Value
Banks — 2.0%
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29(2)(3)	$600	$ 655,867
Banco Davivienda SA, 6.65% to 4/22/31(2)(3)(4)	200	178,811
Banco Mercantil del Norte SA/Grand Cayman:
8.375% to 10/14/30(2)(3)(4)	600	602,074
8.375% to 5/20/31(2)(3)(4)	200	198,160
Banco Santander SA, 9.625% to 5/21/33(2)(3)	600	691,868
Bank of America Corp., Series TT, 6.125% to 4/27/27(2)(3)	425	430,792
Bank of Montreal, 7.70% to 5/26/29, 5/26/84(3)	764	792,795
Bank of Nova Scotia, 4.90% to 6/4/25(2)(3)	775	774,523
Barclays PLC:
6.125% to 12/15/25(2)(3)	471	472,700
8.00% to 3/15/29(2)(3)	526	549,469
BNP Paribas SA:
4.625% to 2/25/31(2)(3)(4)	203	175,181
7.75% to 8/16/29(2)(3)(4)	235	243,648
Citigroup, Inc., Series W, 4.00% to 12/10/25(2)(3)	1,038	1,025,699
Deutsche Bank AG, 6.00% to 10/30/25(2)(3)	400	398,211
Farm Credit Bank of Texas, 7.75% to 6/15/29(2)(3)	429	445,645
Security	Principal Amount (000's omitted)	Value
Banks (continued)
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(2)(3)	$395	$ 388,861
ING Groep NV, 8.00% to 5/16/30(2)(3)(5)	470	494,569
JPMorgan Chase & Co., Series KK, 3.65% to 6/1/26(2)(3)	260	254,022
KeyCorp, Series D, 5.00% to 9/15/26(2)(3)	975	954,148
NatWest Group PLC, 4.60% to 6/28/31(2)(3)	200	172,896
PNC Financial Services Group, Inc., Series U, 6.00% to 5/15/27(2)(3)	800	802,639
Royal Bank of Canada, 7.50% to 5/2/29, 5/2/84(3)	820	851,006
Societe Generale SA:
5.375% to 11/18/30(2)(3)(4)	506	446,284
9.375% to 11/22/27(2)(3)(4)	200	210,511
State Street Corp., Series J, 6.70% to 9/15/29(2)(3)	230	235,221
Swedbank AB, 7.75% to 3/17/30(2)(3)(5)	600	622,147
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(3)	775	811,707
Truist Financial Corp.:
Series P, 4.95% to 9/1/25(2)(3)	125	124,771
Series Q, 5.10% to 3/1/30(2)(3)	134	129,511
UBS Group AG:
4.375% to 2/10/31(2)(3)(4)	419	367,001
6.85% to 9/10/29(2)(3)(4)	475	477,250
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(2)(3)	984	967,404
		$ 15,945,391
Capital Markets — 0.1%
Charles Schwab Corp., Series H, 4.00% to 12/1/30(2)(3)	$1,270	$ 1,128,746
		$ 1,128,746
Diversified Financial Services — 0.2%
Air Lease Corp., Series B, 4.65% to 6/15/26(2)(3)	$410	$ 401,097
American AgCredit Corp., Series A, 5.25% to 6/15/26(2)(3)(4)	914	893,288
Goldman Sachs Group, Inc.:
Series V, 4.125% to 11/10/26(2)(3)	143	138,374
Series W, 7.50% to 2/10/29(2)(3)	230	243,218
		$ 1,675,977
Electric Utilities — 0.3%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(2)(3)	$583	$ 568,807
Edison International, Series B, 5.00% to 12/15/26(2)(3)	199	179,004
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(3)	450	455,839
PG&E Corp., 7.375% to 12/15/29, 3/15/55(3)	360	350,676
Sempra, 4.125% to 1/1/27, 4/1/52(3)	581	552,148
		$ 2,106,474

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial Services — 0.0%(6)
Ally Financial, Inc., Series B, 4.70% to 5/15/26(2)(3)	$294	$ 282,818
		$ 282,818
Food Products — 0.1%
Land O' Lakes, Inc., 8.00%(2)(4)	$824	$ 775,911
		$ 775,911
Independent Power and Renewable Electricity Producers — 0.0%(6)
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(3)	$408	$ 389,680
		$ 389,680
Insurance — 0.2%
Allianz SE, 3.50% to 11/17/25(2)(3)(4)	$600	$ 585,480
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(3)(4)	841	804,840
		$ 1,390,320
Pipelines — 0.1%
Enbridge, Inc., Series NC5, 8.25% to 10/15/28, 1/15/84(3)	$606	$ 643,278
Energy Transfer LP, Series B, 6.625% to 2/15/28(2)(3)	359	354,305
		$ 997,583
Telecommunications — 0.1%
Rogers Communications, Inc., 5.25% to 3/15/27, 3/15/82(3)(4)	$570	$ 559,068
		$ 559,068
Total Debt Obligations (identified cost $24,919,676)		$ 25,251,968

Preferred Stocks — 0.3%
Security	Shares	Value
Banks — 0.0%(6)
Citizens Financial Group, Inc., Series H, 7.375%	5,587	$ 148,726
		$ 148,726
Electric Utilities — 0.1%
Brookfield BRP Holdings Canada, Inc.:
4.625%	17,551	$ 276,780
7.25%	4,870	122,042
Security	Shares	Value
Electric Utilities (continued)
SCE Trust IV, Series J, 5.375% to 9/15/25(3)	2,004	$ 45,190
		$ 444,012
Insurance — 0.2%
American National Group, Inc.:
7.375%(7)	12,500	$ 325,625
Series B, 6.625% to 9/1/25(3)	15,135	381,856
Aspen Insurance Holdings Ltd., 7.00%(7)	11,000	278,850
Athene Holding Ltd., Series A, 6.35% to 6/30/29(3)	30,000	737,700
		$ 1,724,031
Total Preferred Stocks (identified cost $2,424,401)		$ 2,316,769

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.31%(8)	868,865	$ 868,865
Total Short-Term Investments (identified cost $868,865)		$ 868,865
Total Investments — 100.0% (identified cost $373,706,766)		$809,652,365
Other Assets, Less Liabilities — (0.0)%(6)		$ (166,095)
Net Assets — 100.0%		$809,486,270
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.
(2)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(3)	Security converts to variable rate after the indicated fixed-rate coupon period.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2025, the aggregate value of these securities is $6,517,507 or 0.8% of the Fund's net assets.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2025, the aggregate value of these securities is $1,116,716 or 0.1% of the Fund's net assets.
(6)	Amount is less than 0.05% or (0.05)%, as applicable.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

(7)	Non-income producing security.
(8)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2025.
The Fund did not have any open derivative instruments at January 31, 2025.
Affiliated Investments
At January 31, 2025, the value of the Fund's investment in affiliated Funds and funds that may be deemed to be affiliated was $42,755,517, which represents 5.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Investments in Affiliated Investment Funds
Eaton Vance Global Equity Income Fund, Class I	$ —	$41,180,657	$ —	$ —	$705,995	$41,886,652	$286,113	2,425,400
Short-Term Investments
Liquidity Fund, Institutional Class(1)	856,996	4,247,320	(4,235,451)	—	—	868,865	9,990	868,865
Total				$ —	$705,995	$42,755,517	$296,103
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2025, the hierarchy of inputs used in valuing the Fund's investments in securities and investments in the Portfolios, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$739,328,111	$ —	$ —	$739,328,111
Investments in Affiliated Investment Funds	41,886,652	—	—	41,886,652
Debt Obligations	—	25,251,968	—	25,251,968
Preferred Stocks	2,316,769	—	—	2,316,769
Short-Term Investments	868,865	—	—	868,865
Total Investments	$784,400,397	$25,251,968	$ —	$809,652,365
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.

Eaton Vance
Tax-Managed Equity Asset Allocation Fund
January 31, 2025
Portfolio of Investments (Unaudited) — continued

A copy of Part F to Form N-PORT (containing a Portfolio of Investments) for each Portfolio at January 31, 2025 is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.